Financial risk management - Foreign currency risk (Details) - Currency risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial instruments by type of interest rate [line items]
Net working capital asset	$ 152.7	$ 74.4
Reasonably possible change in risk variable, percent	10.00%
Decrease the value of net working capital	$ 13.9	6.8
Increase the value of net working capital	$ 17.0	$ 8.3